LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2022
LOANS AND OTHER FINANCING
Summary of composition of loan portfolio

As of December 31, 2022 and 2021 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2022
Promissory notes	34,148,294	338,608	134,129	34,621,031
Unsecured corporate loans	39,685,295	350,203	1,325,496	41,360,994
Overdrafts	14,159,148	202,393	173,411	14,534,952
Mortgage loans	22,370,809	2,004,852	709,661	25,085,322
Automobile and other secured loans	6,272,346	1,266,879	405,197	7,944,422
Personal loans	29,555,460	6,148,950	2,583,516	38,287,926
Credit card loans	40,850,222	6,136,469	2,354,959	49,341,650
Foreign Trade Loans	12,897,902	1,849,831	1,480,395	16,228,128
Other financings	6,590,309	162,289	66,392	6,818,990
Other receivables from financial transactions	2,711,989	90,951	97,914	2,900,854
Receivables from financial leases	10,447,409	202,858	38,714	10,688,981
Subtotal	219,689,183	18,754,283	9,369,784	247,813,250
Allowances for loan losses	(3,035,675)	(2,926,254)	(6,260,123)	(12,222,052)
Total	216,653,508	15,828,029	3,109,661	235,591,198

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2021
Promissory notes	72,323,806	1,309,431	337,670	73,970,907
Unsecured corporate loans	21,969,956	842,893	2,606,341	25,419,190
Overdrafts	9,625,551	272,572	228,013	10,126,136
Mortgage loans	27,924,803	2,360,621	624,902	30,910,326
Automobile and other secured loans	6,309,306	793,917	529,645	7,632,868
Personal loans	48,402,450	7,542,402	5,001,142	60,945,994
Credit card loans	52,516,363	5,207,835	2,782,584	60,506,782
Foreign Trade Loans	19,206,386	4,278,282	3,306,523	26,791,191
Other financings	7,015,741	472,294	161,916	7,649,951
Other receivables from financial transactions	5,958,063	78,529	220,716	6,257,308
Receivables from financial leases	11,323,929	801,549	89,728	12,215,206
Subtotal	282,576,354	23,960,325	15,889,180	322,425,859
Allowances for loan losses	(3,555,515)	(5,147,174)	(10,869,777)	(19,572,466)
Total	279,020,839	18,813,151	5,019,403	302,853,393

Summary of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	282,576,354	23,960,325	15,889,180	322,425,859	3,555,515	5,147,174	10,869,777	19,572,466
Transfers
1 to 2	(4,339,851)	4,339,851	—	—	(122,595)	930,556	—	807,961
1 to 3	(674,849)	—	674,849	—	(24,667)	—	1,271,329	1,246,662
2 to 3	—	(530,731)	530,731	—	—	(179,202)	852,277	673,075
2 to 1	3,616,758	(3,616,758)	—	—	(4,539)	(1,293,359)	—	(1,297,898)
3 to 2	—	235,228	(235,228)	—	—	(54,830)	(183,335)	(238,165)
3 to 1	210,929	—	(210,929)	—	(58,052)	—	(144,059)	(202,111)
Additions	130,836,311	8,708,725	2,894,580	142,439,616	2,032,680	2,262,129	4,783,651	9,078,460
Disposals	(70,170,490)	(4,378,611)	(2,388,699)	(76,937,800)	(824,470)	(1,518,666)	(3,229,038)	(5,572,174)
Net changes of financial assets	(125,950,841)	(8,211,017)	787,273	(133,374,585)	(237,515)	(508,239)	685,215	(60,539)
Write-Offs	(1,417,679)	(1,955,244)	(9,267,030)	(12,639,953)	(1,417,679)	(1,955,244)	(9,267,030)	(12,639,953)
Exchange Differences and Others	5,002,541	202,515	695,057	5,900,113	136,997	95,935	621,336	854,268
Gross carrying amount at December 31, 2022	219,689,183	18,754,283	9,369,784	247,813,250	3,035,675	2,926,254	6,260,123	12,222,052

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	283,660,430	28,956,778	22,040,628	334,657,836	5,457,993	5,847,347	13,465,342	24,770,682
Transfers
1 to 2	(5,272,473)	5,272,473	—	—	(280,039)	1,438,353	—	1,158,314
1 to 3	(3,251,536)	—	3,251,536	—	(415,455)	—	4,850,154	4,434,699
2 to 3	—	(673,799)	673,799	—	—	(418,256)	771,356	353,100
2 to 1	4,815,840	(4,815,840)	—	—	55,760	(724,016)	—	(668,256)
3 to 2	—	849,906	(849,906)	—	—	200,549	(833,305)	(632,756)
3 to 1	1,069,850	—	(1,069,850)	—	(1,556)	—	(564,155)	(565,711)
Net changes of financial assets	2,149,875	(4,301,164)	1,703,495	(447,794)	1,532,578	554,927	3,314,566	5,402,071
Write-Offs	(2,844,265)	(1,807,285)	(10,163,515)	(14,815,065)	(2,844,265)	(1,807,286)	(10,163,515)	(14,815,066)
Exchange Differences and Others	2,248,633	479,256	302,993	3,030,882	50,499	55,556	29,334	135,389
Gross carrying amount at December 31, 2021	282,576,354	23,960,325	15,889,180	322,425,859	3,555,515	5,147,174	10,869,777	19,572,466

Summary of financial assets

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	173,411	129,221	44,190	—
Financial Lease	38,714	14,775	23,939	32,809
Promissory Notes	134,129	69,054	65,075	106,568
Mortgage loans	709,661	399,025	310,636	221,767
Personal loans	2,583,516	2,263,733	319,783	—
Pledge loans	405,197	292,372	112,825	112,825
Credit cards	2,354,959	2,175,042	179,917	—
Other	2,970,197	916,900	2,053,297	2,053,295
Total	9,369,784	6,260,123	3,109,661	2,527,264

Summary of withdrawal financial assets from its balance sheet

	12.31.2022	12.31.2021
Balance at the beginning of the year	15,387,785	21,164,081
Additions	12,639,953	14,815,066
Disposals	(9,711,831)	(6,320,836)
Cash collection	(1,924,172)	(2,129,966)
Portfolio sales	(528,944)	(1,040,168)
Condonation	(7,258,715)	(3,150,702)
Exchange differences and other movements	(10,450,132)	(14,270,525)
Gross carrying amount	7,865,775	15,387,785